STOCK COMPENSATION EXPENSE	3 Months Ended
Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5. STOCK COMPENSATION EXPENSE

During the three month period ending March 31, 2014, no stock options, free share awards or warrants were granted by the Company.

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended March 31,
(in thousands except per share data)	2013	2014

Net income (loss)	$(8,829)	$(26,638)

Net income (loss) per share
Basic	$(0.35)	$(0.94)
Diluted	$(0.35)	$(0.94)

Number of shares used for computing (weighted average)
Basic	25,415	28,312
Diluted	25,415	28,312

Stock-based compensation (ASC 718)
Cost of products and services sold	5	10
Research and development	191	343
Selling, general and administrative	299	419
Total	495	772

Net income (loss) before stock-based compensation	(8,334)	(25,866)

Net income (loss) before stock-based compensation per share
Basic	$(0.33)	$(0.91)
Diluted	$(0.33)	$(0.91)